Warrant Liability (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrant liability [Line Items]
Opening Balance, Number of Warrants			9,097,430	9,200,000	9,200,000
Warrants exercised on a cash basis, Number of Warrants			102,570		102,570
Cash exercise of warrants for shares, Number of Warrants			1,279,647
Change in fair value to the date of cashless exercise, Number of Warrants			1,279,647
Change in fair value of warrants remaining, Number of Warrants			7,817,783
Closing Balance, Number of Warrants	7,817,783		7,817,783		9,097,430	9,200,000
Change in warrant liability (offset to income statement), Number of Warrants			(1,279,647)
Gain on cashless exercise of warrants, Number of Warrants			1,279,647
Loss on change in fair value of remaining warrants, Number of Warrants			7,817,783
Opening Balance, Average Value			$ 2.20	$ 1.99	$ 1.99
Warrants exercised on a cash basis, Average Value					3.24
Cash exercise of warrants for shares, Average Value			5.47
Change in fair value to the date of cashless exercise, Average Value			2.03
Change in fair value of warrants remaining, Average Value			0.97
Closing balance, Average Value	$ 4.41		$ 4.41		$ 2.20	$ 1.99
Beginning Balance	$ 31,304,000		$ 19,991,000	$ 18,280,000	$ 18,280,000
Warrants exercised on a cash basis, Fair Value					331,985
Change in fair value to the date of cashless exercise, Fair Value			(2,599,730)
Change in fair value of warrants remaining, Fair Value			(7,548,229)
Cash exercise of warrants for shares, Fair Value			7,002,604
Ending Balance	34,450,000		34,450,000		19,991,000	$ 18,280,000
Change in warrant liability (offset to income statement), Fair Value	$ (3,146,000)	$ 6,756,000	(14,459,000)	$ (6,769,000)	$ (1,711,000)	$ 7,626,000
Gain on cashless exercise of warrants, Fair Value			4,402,874
Loss on change in fair value of remaining warrants, Fair Value			$ (7,548,229)